Employee Severance Plan (Accrued Employee Severance Plan Obligations) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Employee Severance Plan
Balance at beginning of the year	593,054	849,414
Severance benefit	156,102	154,716
Plan payments	(244,373)	(411,076)
Net employee severance plan obligations, including National pension fund and severance insurance deposit	504,783	593,054
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(366,553)	(417,067)
Balance at end of the year	138,230	175,987